Financial instruments - Derivative and non-derivative financial instruments (Details) € in Thousands, $ in Thousands		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2025	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Apr. 30, 2024 item	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)
Reconciliation of derivatives embedded
Distributions to noncontrolling interests							€ 159,774	€ 117,742
Transactions with noncontrolling interests without loss of control							(29,569)	(10,703)
Put option liabilities							(49,897)	73,117
Income tax expense					€ 89,829	€ 78,259	132,582	139,303
Reconciliation of changes in fair value measurement
Assets at beginning of period							31,002,333
Assets at end of period					31,293,240	€ 31,291,184	31,293,240	31,291,184	€ 31,002,333
Liabilities at beginning of period							16,719,524
Liabilities at end of period					17,761,986		17,761,986		€ 16,719,524
InterWell Health LLC
Reconciliation of derivatives embedded
Ownership percentage	75.00%								92.00%	92.00%
Noncontrolling interests
Reconciliation of derivatives embedded
Transactions with noncontrolling interests without loss of control							(25,636)	(7,273)
Additional paid-in capital
Reconciliation of derivatives embedded
Transactions with noncontrolling interests without loss of control							(3,933)	(3,430)
Retained earnings
Reconciliation of derivatives embedded
Put option liabilities							(49,897)	73,117
Shareholders of Interwell Health
Reconciliation of derivatives embedded
Settlement of put options held by non-physician investors		€ 311,614	$ 363,272
Distributions to noncontrolling interests									€ 311,614
Increase (decrease) in put option liabilities									(312,941)
Income tax expense									(34,679)	$ (38,792)
Shareholders of Interwell Health | Noncontrolling interests
Reconciliation of derivatives embedded
Transactions with noncontrolling interests without loss of control									(76,201)
Shareholders of Interwell Health | Additional paid-in capital
Reconciliation of derivatives embedded
Transactions with noncontrolling interests without loss of control									(235,413)
Shareholders of Interwell Health | Retained earnings
Reconciliation of derivatives embedded
Put option liabilities									312,941
Maximum
Financial instruments
Term of virtual power purchase agreement				15 years
Germany
Financial instruments
Number of wind and solar energy project developers who signed contracts with company | item				2
United States
Financial instruments
Number of wind and solar energy project developers who signed contracts with company | item				1
Derivatives embedded in vPPAs | Fair Value | Level 3
Reconciliation of derivatives embedded
Opening balance net assets (liabilities) January 1,							(1,733)	(25,394)	(25,394)
Settlements							5,620		10,867
Gain (loss) recognized in profit or loss							(16,312)		11,308
Foreign currency translation and other changes							85		1,486
Closing balance net assets (liabilities) June 30, and December 31,					€ (12,340)		€ (12,340)		€ (1,733)
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected electricity prices
Financial instruments
Increase in input					10.00%		10.00%		10.00%	10.00%
Decrease in input					10.00%		10.00%		10.00%	10.00%
Sensitivity of derivatives embedded in vPPAs to increase in input							€ 23,918		€ 24,356
Sensitivity of derivatives embedded in vPPAs to decrease in input							€ (23,859)		€ (24,305)
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected production volumes
Financial instruments
Increase in input					10.00%		10.00%		10.00%	10.00%
Decrease in input					10.00%		10.00%		10.00%	10.00%
Sensitivity of derivatives embedded in vPPAs to increase in input							€ (865)		€ 155
Sensitivity of derivatives embedded in vPPAs to decrease in input							€ 865		€ (155)
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected interest rates
Financial instruments
Increase in input					1.00%		1.00%		1.00%	1.00%
Decrease in input					1.00%		1.00%		1.00%	1.00%
Sensitivity of derivatives embedded in vPPAs to increase in input							€ 337		€ (183)
Sensitivity of derivatives embedded in vPPAs to decrease in input							(384)		196
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period							13,771	29,154	29,154
Increase							3,283		2,002
Gain / loss recognized in profit or loss							(295)		(14,487)
Foreign currency translation and other changes							500		(2,898)
Assets at end of period					€ 17,259		17,259		13,771
Other financial assets measured at FVPL | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period							99,154	142,264	142,264
Increase									7,808
Decrease									(22,855)
Gain / loss recognized in profit or loss							6,858		(13,460)
Foreign currency translation and other changes							3,248		(14,603)
Assets at end of period					109,260		109,260		99,154
Variable payments outstanding for acquisitions | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period							3,262	7,933	7,933
Increase							3,229		1,507
Decrease									(4,581)
Gain / loss recognized in profit or loss									(928)
Foreign currency translation and other changes							179		(669)
Liabilities at end of period					6,670		6,670		3,262
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period							793,043	€ 1,299,117	1,299,117
Increase							5,128		32,307
Decrease							(31,281)		(341,992)
Gain / loss recognized in equity							76,050		(54,964)
Foreign currency translation and other changes							25,258		(141,425)
Liabilities at end of period					€ 868,198		€ 868,198		€ 793,043
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value
Reconciliation of derivatives embedded
Increase in input, liabilities					10.00%		10.00%
Increase (decrease) in fair value due to increase in input, liabilities							€ 69,549
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value | Maximum
Reconciliation of derivatives embedded
Increase in fair value due to increase in input, as percentage of total liabilities					1.00%		1.00%
Increase in fair value due to increase in input, as percentage of equity					1.00%		1.00%